Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Number of interest rate swap, cap and floor agreements	37
Notional amount of interest rate swap, cap and floor agreements maturing from March 2013 through November 2017	$ 3,900,000
Gain/(loss) on interest rate swaps	23,478	(21,714)
Two loan agreements	4,577,282
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	0	6,544
Security deposits, current	8,000		8,000
Restricted cash, current	153,588		223,133
Cash flow hedge realized
Losses on cash flow hedges transferred from other comprehensive loss to statement of operations	276	6,818
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	548
Convertible Senior Notes | Level 2
Convertible Senior Notes estimated fair value through Level 2 inputs	639,625
Convertible Senior Notes carrying amount net of financing fees	624,460
Ocean Rig UDW | Level 2
Ocean Rig UDW/ Drill Rigs notes estimated fair value through Level 2 inputs	521,250
Ocean Rig UDW/ Drill Rigs notes carrying amount net of financing fees	492,782
Drill Rigs Notes | Level 2
Ocean Rig UDW/ Drill Rigs notes estimated fair value through Level 2 inputs	799,000
Ocean Rig UDW/ Drill Rigs notes carrying amount net of financing fees	782,698
Term Bank Loan 12 | Level 2
Loans estimate at fair value through level 2 inputs	467,893
Loans carrying amount net of financing fees	423,491
Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena
Restricted cash, current	6,000
Four Newbuildings
Assets Held-for-sale, Long Lived, Fair Value Disclosure	43,490
Impairment of Long-Lived Assets Held-for-use	$ 43,490